Loss Per Share/Ads	12 Months Ended
Dec. 31, 2023
Loss Per Share/Ads [Abstract]
LOSS PER SHARE/ADS
NOTE 22:-	LOSS PER SHARE/ADS

a.	Details of the number of shares and loss used in the computation of loss per share:

	Year ended December 31,
	2023		2022		2021
Amounts used in the computation of basic and diluted loss	Weighted number of shares	Loss	Weighted number of shares (*)	Loss	Weighted number of shares (*)	Loss
	In thousands	USD	In thousands	USD	In thousands	USD
Continuing operations:

Basic loss per share	408	(5,883)	176	$(2,592)	79	$(5,789)

Effect of potential dilutive ordinary shares	-	-	-	-	-	-

Diluted loss per share	408	(5,883)	176	(2,592)	79	(5,789)

(*)	Loss per share retroactively adjusted in these consolidated statements of comprehensive loss to reflect “Reverse Split” (see note 18a).

b.	The computation of diluted loss per share did not include the following convertible securities since their inclusion would decrease the loss per share (anti-dilutive effect):

1.	Share Options to employees, officers, directors and consultants; and

2.	Non-marketable warrants to investors.